Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable at June 30, 2019 and December 31, 2018 consisted of the following:

	June 30, 2019	December 31, 2018
Note payable to investor; accrue interest at 5% per annum; due October 31, 2019, as amended; unsecured	$880,000	$790,000

Notes payable to individual investors; accrue interest at 8% per annum; principal payments equal to 1/12 of original balance plus interest due quarterly; due from dates ranging from August 9, 2020 to March 26, 2021; unsecured (A)	319,667	319,667

Note payable to investor; accrue interest at 6% per annum; due August 31, 2019, as amended; unsecured (B)	222,222	222,222

Note payable to investor; original issue discount of $117,828; due he earlier of August 31, 2019, as amended, or closing of a public offering; secured by assets of the Company (C)	1,296,018	1,296,018

Note payable to merchant bank; accrues interest at 15% per annum; daily payments of $813	-	37,308

Line of credit; $65,000 limit; accrues interest at 15% per annum; weekly payments of $3,038	-	24,966

Note payable to merchant bank; accrues interest at 127% per annum; 28 weekly payments of $7,446	66,924	-

Note payable to merchant bank; accrues interest at 79% per annum; 26 weekly payments of $1,401	69,752	-

Note payable to merchant bank; accrues interest at 128 per annum; 130 daily payments of $1,558	101,273	-

Note payable to merchant bank; accrues interest at 150% per annum; 120 daily payments of $1,159	34,690	-

Note payable to merchant bank; accrues interest at 87% per annum; 160 daily payments of $2,016	76,548	-

Note payable to merchant bank; accrues interest at 138% per annum; 125 daily payments of $1,644	165,993	-
Total notes payable	3,233,087	2,690,181
Unamortized debt discount	(52,414)	(72,211)
Notes payable, net discount	3,180,673	2,617,970
Less current portion	(3,180,673)	(2,617,970)
Long-term portion	$-	$-

(A) In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $119,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $119,875 is being amortized over the term of the notes payable. During the six months ended June 30, 2019 and 2018, $19,797 and $17,824, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $52,414 at June 30, 2019.

(B) This note payable was issued with an original issuance discount of $22,222 which is being amortized over the term of the notes payable. During the six months ended June 30, 2019 and 2018, $0 and $21,506, respectively, was charged to interest expense as amortization of the discount, with an unamortized balance of $0 at June 30, 2019.

(C) On March 8, 2018, the Company issued a note payable for $6,000,000. The note accrues interest at LIBOR plus 100 basis points and is due five years from the date of issuance. The note payable is secured by the restricted cash balance. In addition, the Company issued to the note holder 150,000 shares of the Company’s common stock and 1,500,000 warrants to purchase shares of the Company’s common stock for $4.00 per shares. The warrants expire five years from the date of issuance. The Company also paid $178,228 of issuance costs associated with this note. The relative fair value of the 150,000 shares of common stock was $378,916 and the relative fair value of the 1,500,000 warrants was $3,726,506 and both were recorded as a discount on the note payable and as additional paid in capital. In addition, the issuance costs of $178,228 have also been recorded as a debt discount. The debt discount of $4,283,650 is being amortized over the term of the note payable. On September 12, 2018, the Company entered into a new note payable agreement with this investor whereby, the Company repaid $4,821,810 of the original $6,000,000 note payable and with the balance of $1,178,190 plus an original issue discount of $117,828 being rolled into the September 12, 2018 note payable for $1,296,018. The original issue discount of $117,828 is being amortized to interest expense over the term of the new note payable. As a result of the $6,000,000 note payable being repaid in September 2018, the Company amortized to interest expense the remaining debt discount associated with the note payable of $4,018,560. During the six months ended June 30, 2019 and 2018, $0 and $265,089, respectively, was charged to interest expense as amortization of the debt discounts associated with the notes payable to this investor, with an unamortized balance of $0 at June 30, 2019.

Notes payable at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Note payable to investor; accrue interest at 5% per annum; due March 31, 2019; unsecured	$790,000	$445,000

Notes payable to individual investors; accrue interest at 8% per annum; principal payments equal to 1/12 of original balance plus interest due quarterly; due from dates ranging from August 9, 2020 to March 26, 2021; unsecured (A)	319,667	242,667

Note payable to investor; accrue interest at 6% per annum; due March 31, 2018; unsecured (B)	222,222	222,222

Note payable to investor; original issue discount of $117,828; due he earlier of July 31, 2019 or closing of an offering of at least $3,000,000; secured by assets of the Company (C)	1,296,018	-

Note payable to merchant bank; accrues interest at 15% per annum; daily payments of $813	37,308	-

Line of credit; $65,000 limit; accrues interest at 15% per annum; weekly payments of $3,038	24,966	-
Total notes payable	2,690,181	909,889
Unamortized debt discount	(72,211)	(102,790)
Notes payable, net discount	2,617,970	807,099
Less current portion	(2,617,970)	(254,511)
Long-term portion	$-	$552,588

(A) In connection with the issuance of these notes payable, during the year ended December 31, 2018, the Company also issued an aggregate of 5,850 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $28,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $28,875 is being amortized over the term of the notes payable. During the year ended December 31, 2017, the Company also issued an aggregate of 18,200 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $91,000 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $91,000 is being amortized over the term of the notes payable. During the years ended December 31, 2018 and 2017, $37,949 and $0, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $72,211 at December 31, 2018.

(B) This note payable was issued with an original issuance discount of $22,222 which is being amortized over the term of the notes payable. During the years ended December 31, 2018 and 2017, $21,506 and $0, respectively, was charged to interest expense as amortization of the discount, with an unamortized balance of $0 at December 31, 2018.

(C) On March 8, 2018, the Company issued a note payable for $6,000,000. The note accrues interest at LIBOR plus 100 basis points and is due five years from the date of issuance. The note payable is secured by the restricted cash balance. In addition, the Company issued to the note holder 150,000 shares of the Company’s common stock and 1,500,000 warrants to purchase shares of the Company’s common stock for $4.00 per shares. The warrants expire five years from the date of issuance. The Company also paid $178,228 of issuance costs associated with this note. The relative fair value of the 150,000 shares of common stock was $378,916 and the relative fair value of the 1,500,000 warrants was $3,726,506 and both were recorded as a discount on the note payable and as additional paid in capital. In addition, the issuance costs of $178,228 have also been recorded as a debt discount. The debt discount of $4,283,650 is being amortized over the term of the note payable. On September 12, 2018, the Company entered into a new note payable agreement with this investor whereby, the Company repaid $4,821,810 of the original $6,000,000 note payable and with the balance of $1,178,190 plus an original issue discount of $117,828 being rolled into the September 12, 2018 note payable for $1,296,018. The original issue discount of $117,828 is being amortized to interest expense over the term of the new note payable. As a result of the $6,000,000 note payable being repaid in September 2018, the Company amortized to interest expense the remaining debt discount associated with the note payable of $4,018,560. During the years ended December 31, 2018 and 2017, $4,401,477 and $0, respectively, was charged to interest expense as amortization of the debt discounts associated with the notes payable to this investor, with an unamortized balance of $0 at December 31, 2018.

Schedule of Outstanding Notes Payable

A rollforward of notes payable from December 31, 2018 to June 30, 2019 is below:

Notes payable, December 31, 2018	$2,617,970
Issued for cash	1,051,330
Repayments	(508,394)
Amortization of debt discounts	19,797
Notes payable, June 30, 2019	$3,180,673

A rollforward of notes payable from December 31, 2016 to December 31, 2018 is below:

Notes payable, December 31, 2016	$0
Issued for cash	887,667
Issued for original issue discount	22,222
Debt discount related to notes payable	(113,222)
Amortization of debt discounts	10,432
Notes payable, December 31, 2017	$807,099
Issued for cash	7,746,378
Repayments	(6,111,263)
Accrued interest converted to note payable	27,350
Debt discount related to notes payable	(4,312,525)
Amortization of debt discounts	4,460,931
Notes payable, December 31, 2018	$2,617,970